Equity (Details 1 - Textuals) R$ in Thousands							12 Months Ended
	Sep. 08, 2022 BRL (R$) shares	May 02, 2022 BRL (R$) shares	Nov. 30, 2021 BRL (R$) shares	Aug. 31, 2021 BRL (R$) shares	Jul. 30, 2021 BRL (R$) shares	Jul. 22, 2021 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	May 07, 2021 shares
Equity
Capital increase									R$ 36,409
Shares delivered as payment for providing services | shares							5,457
Issuance of shares as payment for providing services							R$ 412	R$ 1,031,355
Number of shares issued | shares							41,739,983	41,324,506
Gross proceeds of the initial public offering and private placement							R$ 0	R$ 1,031,355	0
Net proceeds of the initial public offering and private placement							0	0	36,409
Capital reserve
Equity
Capital increase									0
Issuance of shares as payment for providing services							411	0
Capital
Equity
Capital increase									R$ 36,409
Issuance of shares as payment for providing services							R$ 1	R$ 1,031,355
Class A common shares
Equity
Number of shares issued | shares						11,538,462				199,710
Class A common shares | Certain key management
Equity
Shares delivered as payment for providing services | shares	7,527
Class A common shares | Movidesk Ltda. – Movidesk
Equity
Number of shares issued as a part of the conclusion of entity's purchase agreement | shares		315,820
Class A common shares | SenseData former shareholders
Equity
Number of shares issued as a part of the conclusion of entity's purchase agreement | shares			91,728
Number of shares issued | shares							94,200	0
Class A common shares | Sirena former shareholders
Equity
Number of shares issued as a part of the conclusion of entity's purchase agreement | shares				89,131
Number of shares issued | shares							89,131	89,131
Class A common shares | D1 former shareholders
Equity
Number of shares issued as a part of the conclusion of entity's purchase agreement | shares					1,942,750
Number of shares issued | shares							1,942,750	1,942,750
Class A common shares | Twilio Inc.
Equity
Number of shares issued | shares						3,846,153	3,846,153	3,846,153
Gross proceeds of the initial public offering and private placement						R$ 1,031,355
Net proceeds of the initial public offering and private placement						R$ 951,829
Class A common shares | Capital reserve | Certain key management
Equity
Issuance of shares as payment for providing services	R$ 411
Class A common shares | Capital reserve | Movidesk Ltda. – Movidesk
Equity
Capital increase		R$ 15,739
Class A common shares | Capital reserve | SenseData former shareholders
Equity
Capital increase			R$ 6,642
Class A common shares | Capital reserve | D1 former shareholders
Equity
Capital increase					R$ 131,742
Class A common shares | Capital | SenseData former shareholders
Equity
Capital increase			R$ 151
Class A common shares | Capital | Sirena former shareholders
Equity
Capital increase				R$ 4,467
Class A common shares | Capital | D1 former shareholders
Equity
Capital increase					R$ 1,070